Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Security	Dec. 31, 2012
Amortized Cost And Fair Value Debt Securities [Abstract]
Carrying value of pledged securities	$ 147,625	$ 147,204
Number of securities in portfolio with unrealized losses	91